Shareholder Report, Average Annual Return (Details) 192571_LifeX 2060 Inflation-Protected Longevity Income ETF_TF_TSR Annual {TF}	12 Months Ended	23 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
LifeX 2060 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifeX 2060 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent	3.64%	0.84%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	7.01%	4.85%